Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 11 — Stockholders’ Equity

Reverse Stock Split

The reverse stock split did not affect the number of authorized shares of the Company’s common stock or the par value of the common stock. Following the reverse stock split effectiveness on January 19, 2024, all references in the consolidated financial statements to number of common shares issued or outstanding, price per share and weighted average number of shares outstanding prior to the 1 for 40 reverse split have been adjusted to reflect the stock split on a retroactive basis as of the earliest period presented.

Authorized Shares

As of September 30, 2023, the Company has authorized two classes of stock, Common Stock, and Preferred Stock. The total number of shares of all classes of capital stock which the Company has authority to issue is 101,000,000, of which 100,000,000 authorized shares are Common Stock with a par value of $0.0001 per share (“Common Stock”), and 1,000,000 authorized shares are Preferred Stock of the par value of $0.0001 per share (“Preferred Stock”). Please see Note 11, “Stockholders’ Equity,” in the Notes to Audited Consolidated Financial Statements included elsewhere in this prospectus.

Shelf Registration

On April 25, 2022, the Company filed a shelf registration statement with the SEC which will allow it to issue unspecified amounts of common stock, preferred stock, warrants for the purchase of shares of common stock or preferred stock, debt securities, and units consisting of any combination of any of the foregoing securities, in one or more series, from time to time and in one or more offerings up to a total dollar amount of $100.0 million. The shelf registration statement was declared effective on May 5, 2022. The Company believes that it will be able to raise capital by issuing securities pursuant to its effective shelf registration statement.

2023 ATM Offering Program

On January 31, 2023, the Company entered into an At the Market Offering Agreement (the “ATM Agreement”) with Craig-Hallum Capital Group LLC (“Craig-Hallum”), as the sales agent (the “Agent”), pursuant to which the Company may offer and sell, from time to time through the Agent, shares of its common stock (the “Shares”), having an aggregate offering price of up to $25,000,000. The Company paid the Agent a commission of 3.0% of the aggregate gross sales prices of the Shares. The Company reimbursed the Agent for fees and disbursements of its legal counsel in the amount of $50,000. During the nine months ended September 30, 2023, the Company sold 37,804 shares of common stock pursuant to the ATM Agreement at an average price of $25.60 per share for aggregate net proceeds of approximately $0.9 million.

February 2023 Registered Direct Offering

On February 17, 2023, the Company entered into a subscription agreement with a certain institutional and accredited investor, relating to the issuance and sale of 13,587 shares of common stock in a registered direct offering (the “February 2023 Offering”). The offering price for the shares was $36.80 per share of common stock. The closing of the February 2023 Offering occurred on February 21, 2023. The aggregate gross proceeds from the February 2023 Offering was approximately $0.5 million. Chardan Capital Markets LLC acted as the placement agent for the February 2023 Offering and received a sales commission of 6.0% of the gross proceeds.

April 2023 Registered Direct Offering

On April 14, 2023, the Company entered into a subscription agreement with a certain institutional and accredited investor, relating to the issuance and sale of 45,455 shares of common stock in a registered direct offering (the “April 2023 Offering”). The offering price for the shares was $22.0 per share of common stock. The closing of the April 2023 Offering occurred on April 17, 2023. The aggregate gross proceeds from the April 2023 Offering was approximately $1.0 million. Chardan Capital Markets LLC acted as the placement agent for the April 2023 Offering and received a sales commission of 6.0% of the gross proceeds.

June 2023 Registered Direct Offering

On June 6, 2023, the Company entered into a subscription agreement with a certain institutional and accredited investor, relating to the issuance and sale of 62,313 shares of common stock in a registered direct offering (the “June 2023 Offering”). The offering price for the shares was $16.0 per share of common stock. The closing of the June 2023 Offering occurred on June 6, 2023. The aggregate gross proceeds from the June 2023 Offering was approximately $1.0 million. Chardan Capital Markets LLC acted as the placement agent for the June 2023 Offering and received a sales commission of 6.0% of the gross proceeds.

Securities Purchase Agreement, Pre-Funded Warrants and Warrants

On July 27, 2022, the Company entered into a securities purchase agreement with a certain institutional and accredited investor (the “Purchaser”), relating to the issuance and sale of 53,750 shares (the “Shares”) of common stock, par value $0.0001 per share (the “Common Stock”), pre-funded warrants to purchase an aggregate of 46,250 shares of Common Stock (the “Pre-Funded Warrants”), and warrants (the “Warrants”) to purchase an aggregate of 100,000 shares of Common Stock in a registered direct offering (the “Offering”). The Offering closed on July 29, 2022. The aggregate gross proceeds to the Company from the Offering were approximately $14.0 million and net proceeds were approximately $13.1 million, excluding the proceeds, if any, from the exercise of the Pre-Funded Warrants and the Warrants. The Pre-Funded Warrants were exercised as of December 31, 2022.

The Warrants have an exercise price of $150.00 per share of common stock, subject to adjustment for stock splits, reverse stock splits, stock dividends and similar transactions, and each Warrant is exercisable for one share of Common Stock. The Warrants are exercisable beginning six months from the date of issuance and terminates five years from the initial exercisability date. The Warrants are recorded as a liability in the consolidated balance sheet at fair value, with changes in fair value recorded in the condensed consolidated statement of operations. See Note 4 for details of changes in fair value of the unvested warrants recorded in the condensed consolidated statement of operations.

Warrants — Stonepeak and Evolve

On May 17, 2021, in connection with the signing of a letter of agreement, relating to the formation of Levo (the “Letter Agreement”), the Company issued to Stonepeak and Evolve ten year warrants to purchase common stock (allocated 90% to Stonepeak and 10% to Evolve). See below for details. The grant-date fair value of the warrants issued to Stonepeak and Evolve were: series B $12.8 million, series C $5.6 million, series D $4.8 million, series E $3.8 million and series F $3.2 million. The fair values of the vested warrants are recorded in the condensed consolidated balance sheets in additional-paid-in capital in stockholders’ equity as the vested warrants are indexed to the Company’s common stock and meet the conditions for equity classification. The unvested warrants are recorded as a liability in the condensed consolidated balance sheets at fair value, with changes in fair value recorded in the condensed consolidated statements of operations as the unvested warrants are deemed not to be indexed to the Company’s common stock. See Note 4 for details of changes in fair value of the unvested warrants recorded in the condensed consolidated statement of operations.

The Company issued to Stonepeak and Evolve the following ten year warrants to purchase common stock (allocated 90% to Stonepeak and 10% to Evolve):

•        Series B warrants to purchase 50,000 shares of the Company’s common stock, at an exercise price of $400.00 per share, which are fully vested upon issuance,

•        Series C warrants to purchase 25,000 shares of the Company’s common stock, at an exercise price of $600.00 per share, which are vested as to 50% of the shares upon issuance and vest as to the remaining 50% when Levo has entered into contracts with third parties for $125 million in aggregate capital expenditures,

•        Series D warrants to purchase 25,000 shares of the Company’s common stock, at an exercise price of $800.00 per share, which are vested as to 50% of the shares upon issuance and vest as to the remaining 50% when Levo has entered into contracts with third parties for $250 million in aggregate capital expenditures,

•        Series E warrants to purchase 25,000 shares of the Company’s common stock, at an exercise price of $1,200.00 per share, which are vested as to 50% of the shares upon issuance and vest as to the remaining 50% when Levo has entered into contracts with third parties for $375 million in aggregate capital expenditures, and

•        Series F warrants to purchase 25,000 shares of the Company’s common stock, at an exercise price of $1,600.00 per share, which are vested as to 50% of the shares upon issuance and vest as to the remaining 50% when Levo has entered into contracts with third parties for $500 million in aggregate capital expenditures.

The warrants may be exercised at any time on or after the date that is 180 days after the applicable vesting date.

Securities Purchase Agreement

On May 17, 2021, in connection with the signing of the Letter Agreement, the Company entered into a Securities Purchase Agreement with Stonepeak and Evolve which provide them from time to time between November 13, 2021 and November 17, 2028, in their sole discretion, to purchase up to an aggregate of $250 million in shares of the Company’s common stock at a purchase price of $2,000.00 per share (allocated 90% to Stonepeak and 10% to Evolve). See below for details. The grant-date fair value of the Securities Purchase Agreement to purchase shares of the Company’s common stock was $12.6 million, and is recorded in the condensed consolidated balance sheet as equity in additional-paid-in capital as it is indexed to the Company’s common stock and meets the conditions for equity classification.

In connection with the signing of the Letter Agreement, as reference above, the Company also entered into a Securities Purchase Agreement (the “SPA”) and a Registration Rights Agreement (the “RRA”) with Stonepeak and Evolve.

•        The SPA includes customary representations and warranties and closing conditions and customary indemnification provisions. In addition, Stonepeak and Evolve may elect to purchase shares under the SPA on a cashless basis in the event of a change of control of the Company.

Warrants — Public and Private

In connection with its initial public offering on February 19, 2020, Newborn sold 5,750,000 units, which included one warrant to purchase Newborn’s common stock (the “Public Warrants”). Also, on February 19, 2020, NeoGenesis Holding Co., Ltd., Newborn’s sponsor (“the Sponsor”), purchased an aggregate of 6,813 private units, each of which included one warrant (the “Private Warrants”), which have the same terms as the Public Warrants. Upon completion of the merger between Nuvve and Newborn, the Public Warrants and Private Warrants were automatically converted to warrants to purchase Common Stock of the Company.

The terms of the Private Warrants are identical to the Public Warrants as described above, except that the Private Warrants are not redeemable so long as they are held by the Sponsor or its permitted transferees. Concurrently with the execution of the Merger Agreement on November 11, 2020, Newborn entered into subscription agreements with certain accredited investors pursuant to which the investors agreed to purchase 35,625 of Newborn’s common stock, at a purchase price of $400.00 per share, for an aggregate purchase price of $14,250,000 (the “PIPE”). Upon closing of the PIPE immediately prior to the closing of the Business Combination, the PIPE investors also received 0.048 PIPE Warrants to purchase the Company’s Common Stock for each share of Common Stock purchased. The PIPE Warrants are each exercisable for one-half of a common share at $460.00 per share and have the same terms as described above for the Public Warrants. The PIPE investors received demand and piggyback registration rights in connection with the securities issued to them.

Because the Private Warrants have dissimilar terms with respect to the Company’s redemption rights depending on the holder of the Private Warrants, the Company determined that the Private Warrants are required to be carried as a liability in the condensed consolidated balance sheet at fair value, with changes in fair value recorded in the condensed consolidated statement of operations. The Private Warrants are reflected as a liability in the condensed consolidated balance sheet as of September 30, 2023 and the change in the fair value of the Private Warrants is reflected in the condensed consolidated statement of operations. See Note 4 for details of changes in fair value of the Private Warrants recorded in the condensed consolidated statement of operations.

The following table is a summary of the number of shares of the Company’s Common Stock issuable upon exercise of warrants outstanding at September 30, 2023:

	Number of Warrants	Number of Warrants Exercised	Number of Warrants Exercisable	Exercise Price	Expiration Date
Public Warrants	71,875	—	71,875	$460.00	March 19, 2026
Private Warrants	3,406	—	3,406	$460.00	March 19, 2026
PIPE Warrants	33,844	—	33,844	$460.00	March 19, 2026
Stonepeak/Evolve Warrants – series B	50,000	—	50,000	$400.00	May 17, 2031
Stonepeak/Evolve Warrants – series C	25,000	—	12,500	$600.00	May 17, 2031
Stonepeak/Evolve Warrants – series D	25,000	—	12,500	$800.00	May 17, 2031
Stonepeak/Evolve Warrants – series E	25,000	—	12,500	$1,200.00	May 17, 2031
Stonepeak/Evolve Warrants – series F	25,000	—	12,500	$1,600	May 17, 2031
Institutional/Accredited Investor Warrants	100,000	—	100,000	$150.00	July 29, 2027
	359,125		309,125

Unit Purchase Option

On February 19, 2020, Newborn sold to the underwriters of its initial public offering for $100, a unit purchase option (“UPO”) to purchase up to a total of 7,906 units at 460.00 per unit (or an aggregate exercise price of $3,636,875) commencing on the date of Newborn’s initial business combination, March 19, 2021, and expiring February 13, 2025. Each unit issuable upon exercise of the UPO consists of one and one-tenth of a share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock at the exercise price of $460.00 per share. The warrant has the same terms as the Public Warrant. In no event will the Company be required to net cash settle the exercise of the UPO or the warrants underlying the UPO. The holders of the unit purchase option have demand and “piggy back” registration rights for periods of five and seven years, respectively, from the effective date of the IPO, including securities directly and indirectly issuable upon exercise of the unit purchase option. The UPO is classified within stockholders’ equity as “additional paid-in capital” in accordance with ASC 815-40, Derivatives and Hedging-Contracts in an Entity’s Own Equity, as the UPO is indexed to the Company’s common stock and meets the conditions for equity classification.

Note 11 — Stockholders’ Equity

Reverse Stock Split

The reverse stock split did not affect the number of authorized shares of the Company’s common stock or the par value of the common stock. Following the reverse stock split effectiveness on January 19, 2024, all references in the consolidated financial statements to number of common shares issued or outstanding, price per share and weighted average number of shares outstanding prior to the 1 for 40 reverse split have been adjusted to reflect the stock split on a retroactive basis as of the earliest period presented.

Authorized Shares

As of December 31, 2022, the Company has authorized two classes of stock to be designated, respectively, common stock, and preferred stock. The total number of shares of all classes of capital stock which the Company has authority to issue is 101,000,000, of which 100,000,000 authorized shares are Common Stock with a par value of $0.0001 per share (“Common Stock”), and 1,000,000 authorized shares are Preferred Stock of the par value of $0.0001 per share (“Preferred Stock”).

Preferred Stock

The Board of Directors is expressly granted authority to issue shares of the Preferred Stock, in one or more series, and to fix for each such series such voting powers, full or limited, and such designations, preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof as shall be stated and expressed in the resolution or resolutions adopted by the Board of Directors providing for the issue of such series (a “Preferred Stock Designation”) and as may be permitted by the General Corporation Law of the State of Delaware. The number of authorized shares of Preferred Stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of the voting power of all of the then outstanding shares of the capital stock of the Corporation entitled to vote generally in the election of directors, voting together as a single class, without a separate vote of the holders of the Preferred Stock, or any series thereof, unless a vote of any such holders is required pursuant to any Preferred Stock Designation. No preferred stock of Nuvve Holding have been issued and or are outstanding.

Common Stock

General:    The voting, dividend, liquidation, conversion, and stock split rights of the holders of the Common Stock are subject to and qualified by the rights of the holders of the Preferred Stock of any series as may be designated by the Board of Directors upon any issuance of the Preferred Stock of any series. The number of authorized shares of Common Stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of the stock of the Company entitled to vote.

Voting:    Each holder of Common Stock shall be entitled to one vote for each share of Common Stock held by such holder. Each holder of Common Stock shall be entitled to notice of any stockholders’ meeting in accordance with the Bylaws of the Company (as in effect at the time in question) (the “Bylaws”) and applicable law on all matters put to a vote of the stockholders of the Company.

Dividends:    Subject to the rights of any holders of any shares of Preferred Stock which may from time to time come into existence and be outstanding, the holders of Common Stock shall be entitled to the payment of dividends when and as declared by the Board of Directors in accordance with applicable law and to receive other distributions from the Company. Any dividends declared by the Board of Directors to the holders of the then outstanding shares of Common Stock shall be paid to the holders thereof pro rata in accordance with the number of shares of Common Stock held by each such holder as of the record date of such dividend.

Liquidation:    Subject to the rights of any holders of any shares of Preferred Stock which may from time to time come into existence and be outstanding, in the event of any liquidation, dissolution, or winding up of the Corporation, whether voluntary or involuntary, the funds and assets of the Corporation that may be legally distributed to the Corporation’s stockholders shall be distributed among the holders of the then outstanding shares of Common Stock pro rata in accordance with the number of shares of Common Stock held by each such holder.

Shelf Registration and At the Market Offering

On April 25, 2022, the Company filed a shelf registration statement (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”) which will allow it to issue unspecified amounts of common stock, preferred stock, warrants for the purchase of shares of common stock or preferred stock, debt securities, and units consisting of any combination of any of the foregoing securities, in one or more series, from time to time and in one or more offerings up to a total dollar amount of $100.0 million. The shelf registration statement was declared effective on May 5, 2022. The Company believes that it will be able to raise capital by issuing securities pursuant to its effective shelf registration statement.

On May 5, 2022, the Company entered into an at-the-market offering agreement (“Sales Agreement”), with Craig-Hallum Capital Group LLC and Chardan Capital Markets, LLC (the “Agents”). From time to time during the term of the Sales Agreement, the Company may offer and sell shares of common stock having an aggregate offering price up to a total of $25.0 million in gross proceeds. The Agents will collect a fee equal to 3.0% of the gross sales price of all shares of common stock sold. Shares of common stock sold under the Sales Agreement are offered and sold pursuant to the Registration Statement described above. During the year ended December 31, 2022, the Company sold 19,822 shares of common stock pursuant to the Sales Agreement at an average price of $198.80 per share for aggregate net proceeds of approximately $3.8 million. The Sales Agreement terminated on its terms in June 2022.

Securities Purchase Agreement, Pre-Funded Warrants and Warrants

On July 27, 2022, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with a certain institutional and accredited investor (the “Purchaser”), relating to the issuance and sale of 53,750 shares (the “Shares”) of common stock (the “Common Stock”), pre-funded warrants to purchase an aggregate of 46,250 shares of Common Stock (the “Pre-Funded Warrants”), and warrants (the “July 2022 Warrants”) to purchase an aggregate of 100,000 shares of Common Stock in a registered direct offering (the “July 2022 Offering”). The offering closed on July 29, 2022.

The offering price for the Shares, and accompanying July 2022 Warrants, was $140.00 per Share and the offering price for the Pre-Funded Warrants, and accompanying was $139.996 per Pre-Funded Warrant, which represents the per Share public offering price less $0.0001 per share exercise price for each Pre-Funded Warrant. Each Pre-Funded Warrant has an exercise price of $0.0001 per share of common stock, subject to adjustment for stock splits, reverse stock splits, stock dividends and similar transactions. The July 2022 Warrants have an exercise price of $150.00 per share of common stock, subject to adjustment for stock splits, reverse stock splits, stock dividends and similar transactions, and each July 2022 Warrant is exercisable for one share of Common Stock. The July 2022 Warrants are exercisable beginning six months from the date of issuance and the Pre-Funded Warrants are exercisable immediately upon issuance. The Pre-Funded Warrants terminate when fully exercised and the July 2022 Warrants terminate five years from the initial exercisability date. The aggregate gross proceeds to the Company from the July 2022 Offering were approximately $14.0 million and net proceeds were approximately $13.1 million, excluding the proceeds, if any, from the exercise of the Pre-Funded Warrants and the Warrants. The Company used the net proceeds from the July 2022 Offering for working capital and general corporate purposes. The fair values of the Pre-Funded warrants are recorded in the consolidated balance sheets in additional-paid-in capital in stockholders’ equity as the Pre-Funded warrants are indexed to the Company’s common stock and meet the conditions for equity classification. The Warrants are recorded as a liability in the consolidated balance sheet at fair value, with changes in fair value recorded in the consolidated statement of operations. See Note 4 for details of changes in fair value of the unvested warrants recorded in the consolidated statement of operations.

Craig-Hallum Capital Group LLC (the “Placement Agent”) was the exclusive placement agent for the Offering.

The July 2022 Offering was made pursuant to the Registration Statement, a base prospectus included as part of the registration statement, and a final prospectus supplement filed with the SEC on July 28, 2022, pursuant to Rule 424(b) under the Securities Act of 1933, as amended.

Placement Agency Agreement

In connection with the July 2022 Offering, the Company also entered into a Placement Agency Agreement with the Placement Agent. Pursuant to the Placement Agency Agreement, the Company paid to the Placement Agent a fee equal to 6.0% of the gross proceeds received by the Company in the July 2022 Offering in the form of cash.

Warrants — Stonepeak and Evolve

On May 17, 2021, in connection with the signing of a letter of agreement, relating to the formation of Levo (the “Letter Agreement”), the Company issued to Stonepeak and Evolve ten years warrants to purchase common stock (allocated 90% to Stonepeak and 10% to Evolve). See below for details. The grant-date fair value of the warrants issued to Stonepeak and Evolve were: series B $12.8 million, series C $5.6 million, series D $4.8 million, series E $3.8 million and series F $3.2 million. The fair values of the vested warrants are recorded in the consolidated balance sheets in additional-paid-in capital in stockholders’ equity as the warrants are indexed to the Company’s common stock and meet the conditions for equity classification. The unvested warrants are recorded as a liability in the consolidated balance sheet at fair value, with changes in fair value recorded in the consolidated statement of operations as the unvested warrants are deemed not to be indexed to the Company’s common stock. See Note 4 for details.

•        Series B warrants to purchase 50,000 shares of the Company’s common stock, at an exercise price of $400.00 per share, which are fully vested upon issuance,

•        Series C warrants to purchase 25,000 shares of the Company’s common stock, at an exercise price of $600 per share, which are vested as to 50% of the shares upon issuance and vest as to the remaining 50% when Levo has entered into contracts with third parties for $125 million in aggregate capital expenditures,

•        Series D warrants to purchase 25,000 shares of the Company’s common stock, at an exercise price of $800.00 per share, which are vested as to 50% of the shares upon issuance and vest as to the remaining 50% when Levo has entered into contracts with third parties for $250 million in aggregate capital expenditures,

•        Series E warrants to purchase 25,000 shares of the Company’s common stock, at an exercise price of $1,200.00 per share, which are vested as to 50% of the shares upon issuance and vest as to the remaining 50% when Levo has entered into contracts with third parties for $375 million in aggregate capital expenditures, and

•        Series F warrants to purchase 25,000 shares of the Company’s common stock, at an exercise price of $1,600.00 per share, which are vested as to 50% of the shares upon issuance and vest as to the remaining 50% when Levo has entered into contracts with third parties for $500 million in aggregate capital expenditures.

The warrants may be exercised at any time on or after the date that is 180 days after the applicable vesting date.

Under the terms of the Letter Agreement, Stonepeak and Evolve will fund acquisition and construction costs up to an aggregate conditional capital commitment of $750 million. Stonepeak and Evolve will have the option to upsize their conditional capital commitments when Levo has entered into contracts with third parties for $500 million in aggregate conditional capital expenditures. See Note 19 of our 2021 Form 10-K/A for further description of the terms of the capital commitment with Stonepeak and Evolve.

Warrants — Public and Private

In connection with its initial public offering on February 19, 2020, Newborn sold 143,750 units, which included one warrant to purchase Newborn’s common stock (the “Public Warrants”). Also, on February 19, 2020, NeoGenesis Holding Co., Ltd., Newborn’s sponsor (“the Sponsor”), purchased an aggregate of 6,813 private units, each of which included one warrant (the “Private Warrants”), which have the same terms as the Public Warrants. Upon completion of the merger between Nuvve and Newborn, the Public Warrants and Private Warrants were automatically converted to warrants to purchase Common Stock of the Company.

Each of the Public Warrants and Private Warrants entitles the holder to purchase one-half of a share of Nuvve’s Common Stock at a price of $460.00 per share. The term of the warrants commenced on March 19, 2021, the date of completion of the Business Combination, and expire on March 19, 2026. The Company may redeem the Public Warrants at a price of $0.01 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $660.00 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such Warrants during the 30 day redemption period. If the Company decides to redeem the warrants as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.”

The terms of the Private Warrants are identical to the Public Warrants as described above, except that the Private Warrants are not redeemable so long as they are held by the Sponsor or its permitted transferees. Concurrently with the execution of the Merger Agreement (Note 2), on November 11, 2020, Newborn entered into subscription agreements with certain accredited investors pursuant to which the investors agreed to purchase 35,625 of Newborn’s common stock, at a purchase price of $400.00 per share, for an aggregate purchase price of $14,250,000 (the PIPE). Upon closing of the PIPE immediately prior to the closing of the Business Combination (Note 2), the PIPE investors also received 0.048 PIPE Warrants to purchase the Company’s Common Stock for each share of Common Stock purchased. The PIPE Warrants are each exercisable for one-half of a common share at $460.00 per share and have the same terms as described above for the Public Warrants. The PIPE investors received demand and piggyback registration rights in connection with the securities issued to them.

Because the Private Warrants have dissimilar terms with respect to the Company’s redemption rights depending on the holder of the Private Warrants, the Company determined that the Private Warrants are required to be carried as a liability in the consolidated balance sheet at fair value, with changes in fair value recorded in the consolidated statement of operations. The Private Warrant is reflected as a liability in the consolidated balance sheet as of December 31, 2022 and December 31, 2021 in the amount of $2,000 and $866,000 respectively, and the change in the fair value of the Private Warrant for the year ended December 31, 2022 and December 31, 2021 of is reflected as a gain of $864,000 and $387,228 respectively, in the consolidated statements of operations.

The following table is a summary of the number of shares of the Company’s Common Stock issuable upon exercise of warrants outstanding at December 31, 2022:

	Number of Warrants	Number of Warrants Exercised	Number of Warrants Exercisable	Exercise Price	Expiration Date
Public Warrants	71,875	—	71,875	$460.00	March 19, 2026
Private Warrants	3,406	—	3,406	$460.00	March 19, 2026
PIPE Warrants	33,844	—	33,844	$460.00	March 19, 2026
Stonepeak/Evolve Warrants – series B	50,000	—	50,000	$400.00	May 17, 2031
Stonepeak/Evolve Warrants – series C	25,000	—	12,500	$600.00	May 17, 2031
Stonepeak/Evolve Warrants – series D	25,000	—	12,500	$800.00	May 17, 2031
Stonepeak/Evolve Warrants – series E	25,000	—	12,500	$1,200	May 17, 2031
Stonepeak/Evolve Warrants – series F	25,000	—	12,500	$1,600.00	May 17, 2031
Institutional/Accredited Investor Pre-Funded Warrants	46,250	46,250	—	$0.004	Until Exercised in Full
Institutional/Accredited Investor Warrants	100,000	—	100,000	$150.00	January 29, 2028
	405,375	46,250	309,125

Unit Purchase Option

On February 19, 2020, Newborn sold to the underwriters of its initial public offering for $100, a unit purchase option (“UPO”) to purchase up to a total of 7,906 units at $460.00 per unit (or an aggregate exercise price of $3,636,875) commencing on the date of Newborn’s initial business combination, March 19, 2021, and expiring February 13, 2025. Each unit issuable upon exercise of the UPO consists of one and one-tenth of a share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock at the exercise price of $460.00 per share. The warrant has the same terms as the Public Warrant. In no event will the Company be required to net cash settle the exercise of the UPO or the warrants underlying the UPO. The holders of the unit purchase option have demand and “piggy back” registration rights for periods of five and seven years, respectively, from the effective date of the IPO, including securities directly and indirectly issuable upon exercise of the unit purchase option. The UPO is classified within stockholders’ equity in the consolidated balance sheets as “additional paid-in capital” in accordance with ASC 815-40, Derivatives and Hedging-Contracts in an Entity’s Own Equity, as the UPO is indexed to the Company’s common stock and meets the conditions for equity classification.

Put Option

On March 19, 2021, the Closing Date of the Business Combination, EDF Renewables exercised its put option on the Company’s common shares held by them (see Note 2). As a result, on April 26, 2021, the Company reacquired 3,361 shares of the Company’s Common Stock from EDF Renewables for $2,000,000 in cash, at a price per share of approximately $594.80 (the average closing price over the five trading days preceding the date of exercise). Pursuant to a letter agreement dated April 23, 2021, the Company’s Chief Executive Officer and Chief Operating Officer, purchased from Nuvve the 3,361 shares at $594.80 per share or a total of approximately $2,000,000 during the year ended December 31, 2022.

Securities Purchase Agreement

On May 17, 2021, in connection with the signing of a Letter Agreement relating to the formation of a venture, Levo, the Company entered into a Securities Purchase Agreement with Stonepeak and Evolve which provides them from time to time between November 13, 2021 and November 17, 2028, with the option in their sole discretion, to purchase up to an aggregate of $250 million in shares of the Company’s common stock at a purchase price of $2,000.00 per share (allocated 90% to Stonepeak and 10% to Evolve). The grant-date fair value of the options to purchase shares of the Company’s common stock was $12.6 million, and is recorded in the consolidated balance sheets as equity in additional-paid-in capital, as it is indexed to the Company’s common stock and meets the conditions for equity classification.

In connection with the signing of the Letter Agreement, as reference above, the Company also entered into a Securities Purchase Agreement (the “SPA”) and a Registration Rights Agreement (the “RRA”) with Stonepeak and Evolve. The SPA includes customary representations and warranties and closing conditions and customary indemnification provisions. In addition, Stonepeak and Evolve may elect to purchase shares under the SPA on a cashless basis in the event of a change of control of the Company.